Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Capital commitments	$ 156,901,381	$ 160,086,184	$ 129,447,840
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	83,141,872	90,611,005	80,678,753
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	50,101,720	52,832,489	36,284,427
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	9,732,233	11,711,984	11,600,973
All other segments [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 13,925,556	$ 4,930,706	$ 883,687